Notes and Convertible Note Payable (Details) - USD ($)	1 Months Ended		12 Months Ended
	Feb. 13, 2015	May. 20, 2014	Dec. 31, 2015	Dec. 31, 2014	Apr. 24, 2014
Notes and Convertible Note Payable (Textual)
Warrant issued to purchase common stock		25,000
Deferred financing cost		$ 4,750
Maturity date			Feb. 13, 2017
Advisory fees			$ 240,000
Promissory note to a related party		$ 100,000			$ 300,000
Promissory note payable interest rate		15.00%			9.00%
Promissory note issued to purchase warrant		25,000
Amortization of debt discount			$ 932,219
Effective interest rate			12.00%
Common Stock [Member]
Notes and Convertible Note Payable (Textual)
Shares issued for consulting services, shares				50,000
Grant date fair value			$ 30,000
Warrant [Member]
Notes and Convertible Note Payable (Textual)
Grant date fair value			$ 342,000
Securities Purchase Agreement [Member]
Notes and Convertible Note Payable (Textual)
Debt and equity securities	$ 3,000,000
Shares of common stock issued	350,000
Aggregate principal amount	$ 3,000,000
Warrant issued to purchase common stock	10,500,000
Deferred financing cost	$ 314,249
Interest rate			12.00%
Maturity date			Feb. 13, 2017
Conversion price			$ 0.20
Convertible note, description			(i) The Company's failure to pay any amounts due and payable when and as required, (ii) failure of a representation or warranty made by the Company to be correct and accurate when made, (iii) the institution of bankruptcy or similar proceedings against the Company and (iv) the Company's inability to pay debts as they become due. The Note also requires the Company to maintain an aggregate cash balance of $1,350,000 in its bank accounts or it will be required to make partial prepayments on the Note. If the Company fails to maintain this aggregate cash balance in its bank accounts for a thirty day period, it is required to make a $125,000 prepayment on the Note. For each subsequent calendar month that the aggregate cash balance in the Company's bank accounts does not equal or exceed $1,500,000, the Company must make an additional $125,000 prepayment on the Note.
Percentage of outstanding capital stock secured			65.00%
Interest expense under convertible debt			$ 138,614
Fair value of embedded conversion feature and warrants			950,000
Fair value of the warrants			798,000
Amortization of deferred financing cost			$ 316,000
Effective interest rate			52.00%
Advisory Agreement [Member]
Notes and Convertible Note Payable (Textual)
Warrant issued to purchase common stock			4,500,000
Shares issued for consulting services, shares			150,000
Advisory fees			$ 10,000
Derivative instruments			150,000
Promissory note [Member]
Notes and Convertible Note Payable (Textual)
Interest expense under convertible debt			1,844	$ 18,516
Promissory note one [Member]
Notes and Convertible Note Payable (Textual)
Interest expense under convertible debt			$ 2,029	$ 9,221